COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2021	Feb. 28, 2020	Dec. 31, 2021
Debt Instrument [Line Items]
Other Expenses			$ 895,000
Stock Issued During Period, Shares, New Issues	24,211	12.5
During 2019 [Member]
Debt Instrument [Line Items]
Deferred revenue			$ 390,000
Stock Issued During Period, Shares, New Issues			35,000
During 2018 [Member]
Debt Instrument [Line Items]
Deferred revenue			$ 400,000
Stock Issued During Period, Shares, New Issues			35,000